Debt Obligations (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Outstanding principal balance	$ 1,844,879	$ 1,817,786	$ 1,060,690
Assumed market debt adjustments, net	4,983	5,254	4,490
Deferred financing costs, net	(15,033)	(16,042)	(9,024)
Total	1,834,829	1,806,998	1,056,156
Accumulated amortization, assumed below-market debt adjustment	4,000	3,700	6,100
Accumulated amortization, deferred finance costs	$ 6,300	$ 5,400	$ 3,900
Weighted-average interest rate on debt	3.40%	3.40%	3.00%
Mortgages and Other
Debt Instrument [Line Items]
Outstanding principal balance	$ 244,310	$ 246,217	$ 228,721
Mortgages and Other | Minimum
Debt Instrument [Line Items]
Interest rate	3.75%	3.75%
Mortgages and Other | Maximum
Debt Instrument [Line Items]
Interest rate	7.91%	7.91%
Revolving Credit Facility
Debt Instrument [Line Items]
Interest rate		2.89%
Outstanding principal balance	$ 25,569	$ 61,569	176,969
Gross borrowings	55,000	437,000	590,800	$ 297,800
Gross payments	91,000	552,400	554,800	$ 448,500
Borrowing capacity, amount	$ 500,000	500,000	500,000
Line of credit variable rate base	LIBOR
LIne of credit - interest spread	1.40%
Term Loans
Debt Instrument [Line Items]
Outstanding principal balance	$ 1,205,000	$ 1,140,000	655,000
Term Loans | Minimum
Debt Instrument [Line Items]
Interest rate	2.51%	2.46%
Term Loans | Maximum
Debt Instrument [Line Items]
Interest rate	3.93%	3.93%
Secured Term Loan 2026
Debt Instrument [Line Items]
Interest rate	3.55%	3.55%
Outstanding principal balance	$ 175,000	$ 175,000	0
Secured Term Loan 2027
Debt Instrument [Line Items]
Interest rate	3.52%	3.52%
Outstanding principal balance	$ 195,000	$ 195,000	$ 0
Term Loan Due 2019
Debt Instrument [Line Items]
Outstanding principal balance	100,000	$ 100,000
Term Loan Due 2020
Debt Instrument [Line Items]
Outstanding principal balance	$ 175,000